Capital Structure - Summary of Authorized and Issued Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Aug. 13, 2019	Sep. 20, 2016	Dec. 31, 2021	Dec. 31, 2020	May 02, 2013
Authorized share capital:
Number of ordinary shares			70,000,000	70,000,000
Number of preference shares			30,000,000	30,000,000
Ordinary Shares, authorized			$ 700	$ 700
Preference Shares, authorized			45	45
Total authorized share capital			$ 745	$ 745
Issued share capital:
Ordinary shares, issued			60,395,839	60,395,839
Ordinary shares, value			$ 604	$ 604
Total issued share capital			$ 636	$ 636
Ordinary shares, par value			$ 0.01	$ 0.01
Preference shares, par value			$ 0.0015144558
5.950% Preference Shares (AHL PRC)
Issued share capital:
Preference shares, issued			11,000,000	11,000,000	11,000,000
Preference shares, value			$ 17	$ 17
Preferred Stock, Dividend Rate, Percentage			5.95%	5.95%
Preference shares, par value			$ 0.0015144558	$ 0.0015144558
Redemption price per share					$ 25
5.625% Preference Shares (AHL PRD)
Issued share capital:
Preference shares, issued			10,000,000	10,000,000
Preference shares, value			$ 15	$ 15
Preferred Stock, Dividend Rate, Percentage		5.625%	5.625%	5.625%
Preference shares, par value			$ 0.0015144558	$ 0.0015144558
Redemption price per share		$ 25	$ 25	$ 25
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Issued share capital:
Preference shares, issued	10,000,000		10,000,000	10,000,000
Preference shares, value			$ 0	$ 0
Preferred Stock, Dividend Rate, Percentage	5.625%		5.625%	5.625%
Preference shares, par value			$ 0.0015144558	$ 0.0015144558
Redemption price per share	$ 25		$ 25	$ 25